UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-21964

City National Rochdale High Yield Alternative Strategies Fund TEI LLC
 (Exact name of registrant as specified in charter)

400 Park Avenue
New York, NY 10022-4406
(Address of principal executive offices) (Zip code)

Michael Lukaj
400 Park Avenue
New York, NY 10022-4406
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2018

Item 1. Reports to Stockholders.

City National Rochdale High Yield Alternative Strategies Fund LLC
City National Rochdale High Yield Alternative Strategies Fund TEI LLC
Semi-Annual Report
September 30, 2018

Dear Fellow Shareholders,

The City National Rochdale High Yield Alternative Strategies Fund LLC (“Taxable Fund”) and City National Rochdale High Yield Alternative Strategies Fund Tax Exempt Investors LLC (“TEI Fund”), (collectively “RHYAS”) seek to diversify clients’ traditional stock and bond only portfolios through inclusion of alternative strategies focusing on the fixed income markets.  For the six-month period ending September 30, 2018, the Taxable Fund returned +2.20% and the TEI Fund returned +2.13%. The comparable benchmark of this strategy, the Credit Suisse Leveraged Loan Index returned +2.73% over the previous six months.  Year to date ended September 30, 2018, the Taxable Fund returned +5.62% and the TEI Fund returned +5.52%, with the benchmark returning +4.36% over the same period.

The performance over the past year has been positive for the shareholders of the City National Rochdale High Yield Alternative Strategy, representing a rebound in the loan market.  From the outset of this strategy, in 2013, we held the belief that a single calendar year could not and should not define the outcome of these strategies.  The fund invests in less liquid credit markets, therefore during periods of volatility in the traditional High Yield/Loan Market; investors should expect the potential for additional volatility in this fund.  Currently, in terms of holdings, the strategies vary, but the majority hold Collateralized Loan Obligations (CLOs) of varying vintages.  The leveraged loan market is a large and vital part of the institutional finance ecosystem.  On average, CLOs constitute approximately 52.5% of the leveraged loan market.

Despite the start of risk retention, in 2017, the US CLO market experienced the second highest primary volume issuance in history with $118 billion in new issuance, representing a 63% increase over 2016 issuance.  In addition to new issue activity, in 2017, refinancing and reset activity totaled $125bn and $52bn, respectively.  Pre-crisis vintage analysis shows low cost liabilities have driven CLO Equity outperformance.

The CLO market continues to be heading in the correct direction with new issues of CLOs increasing and more firms entering the structured credit market.

400 Park Ave. New York, NY 10022   |   (T) 212-702-9423   |   www.cnr.com

Outlook

CLO sales so far this year total $107.7 billion, and may be on pace to meet 2014’s supply record of $124 billion as JPMorgan projects $130 billion of new supply.  New leveraged loan amounts to $272.7 billion, according to information compiled by Bloomberg.  CLOs are the largest buyers of US leveraged loans and a strong market can help US companies to refinance their debt and cut their borrowing costs.  Analysts are predicting record US CLO fund issuance in 2018 with little in sight to derail 2017’s strong momentum.  This momentum continues as capital markets remain open and investors have become used to the idea that the Federal Reserve will continue to hike rates, but at a pace that is not too aggressive.

Investors are maybe more concerned with risks associated with higher interest rates, and so demand for floating-rate assets is expected to remain strong over the next quarter and into 2019, supporting both loans and CLOs.  Returns on U.S. leveraged loans and CLOs have outperformed other fixed-income asset classes, despite recent volatility and increasingly loud voices raising concerns about the rapid growth of these markets.  Leveraged loans have returned +4%, according to S&P/LSTA Leveraged Loan index data, while top-rated CLO tranches have returned +2% this year, according to JPMorgan data.  Adding to their appeal, CLOs have outperformed other fixed-income sectors each time 10-year Treasury yields have risen more than 17 basis points, according to an analysis going back to 2012.

In today’s market, investment in CLO equity provides an attractive risk/return profile.  There is significant embedded upside from the widening of loan spreads over the course of the re-investment period and downside protection against tightening of liability costs due to the vibrant market for CLO refinancings and resets.  With a supportive macro environment for CLOs, we view this portfolio to be well positioned.  We do believe that there will be continued bouts of volatility in the market over the next 12 months, and we see managers taking advantage of this potential instability.

Sincerely,

Garrett R. D’Alessandro, CFA, CAIA, AIF®
Chief Executive Officer & President
City National Rochdale LLC

400 Park Ave. New York, NY 10022   |   (T) 212-702-9423   |   www.cnr.com

Important Disclosures

The performance returns presented may contain figures estimated by the underlying manager which, if subsequently revised by the underlying manager, may change the returns indicated for the applicable period.

The unsubsidized total annual fund operating expense ratio for the City National Rochdale High Yield Alternative Strategies Fund and the City National Rochdale High Yield Alternative Strategies Fund TEI is 1.98% and 2.00%, respectively, for the fiscal year ended March 31, 2018. Cumulative returns for the fiscal year ended March 31, 2018 for the City National Rochdale High Yield Alternative Strategies Fund and the City National Rochdale High Yield Alternative Strategies Fund TEI was 9.23% and 9.10%, respectively.

Performance quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. The most recent month-end performance can be obtained by calling 800-245-9888.

An investor should consider carefully the Funds’ investment objectives, risks, charges, and expenses. The prospectus contains this and other important information about the investment company, and it may be obtained by calling 800-245-9888. Please read it carefully before investing. RIM Securities LLC, the affiliated broker dealer for City National Rochdale LLC, 400 Park Avenue, New York, NY 10022.

The views expressed herein represent the opinions of City National Rochdale LLC and are subject to change without notice at any time. This information should not in any way be construed to be investment, financial, tax, or legal advice or other professional advice or service, and should not be relied on in making any investment or other decisions.  Hedge fund investments are speculative and may entail substantial risks. Investing in small and medium-size companies may carry additional risks such as limited liquidity and increased volatility. Investing in international companies carries risks such as currency fluctuation, interest rate fluctuation, and economic and political instability.  Short sales may increase volatility and potential for loss. As with all investments, there is no guarantee that investment objectives will be met.

City National Rochdale LLC, its affiliated companies, or their respective shareholders, directors, officers and/or employees may have long or short positions in the securities discussed herein.

400 Park Ave. New York, NY 10022   |   (T) 212-702-9423   |   www.cnr.com

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary Consolidated Financial Statements September 30, 2018 (Unaudited)

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Financial Statements

September 30, 2018 (Unaudited)

TABLE OF CONTENTS
City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary
Consolidated Financial Statements	Page

Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Notes to Consolidated Financial Statements	6-13
Financial Highlights	14

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Approval of Investment Management Agreement

Additional Information
1

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statement of Assets, Liabilities and Members' Capital

September 30, 2018 (Unaudited)

ASSETS
Investment in City National Rochdale High Yield
Alternative Strategies Master Fund LLC	$15,260,016
Prepaid expenses	2,785
Receivable from Adviser	9,945

Total Assets	15,272,746

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Professional fees payable	32,177
Investor servicing fees payable	9,441
Accrued expenses and other liabilities	4,416

Total Liabilities	46,034

Total Members' Capital	$15,226,712

The accompanying notes are an integral part of these consolidated financial statements.

2

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statement of Operations

Six Months Ended September 30, 2018 (Unaudited)

NET INVESTMENT LOSS ALLOCATED FROM CITY NATIONAL ROCHDALE
HIGH YIELD ALTERNATIVE STRATEGIES MASTER FUND LLC
Interest income	$13,161
Management fees	(59,081)
Expenses	(53,886)

Net Investment Loss Allocated	(99,806)

FUND EXPENSES
Investor servicing fees (see Note 4)	19,650
Professional fees	18,679
Registration fees	2,033
Custody fees	1,969
Insurance expense	480
Other fees	1,096
Total Fund Expenses	43,907

Less expenses waived and reimbursed	(19,321)

Net Fund Expenses	24,586

Net Investment Loss	(124,392)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
ALLOCATED FROM CITY NATIONAL ROCHDALE HIGH YIELD ALTERNATIVE
STRATEGIES MASTER FUND LLC
Net realized gain on investments	198,800
Net change in unrealized appreciation on investments	270,354

Net Realized and Unrealized Gain on Investments	469,154

Net Increase in Members' Capital Resulting from Operations	$344,762

The accompanying notes are an integral part of these consolidated financial statements.

3

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statements of Changes in Members' Capital

	Six Months Ended
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
FROM OPERATIONS
Net investment loss	$(124,392)	$(273,972)
Net realized gain on investments	198,800	1,589,791
Net change in unrealized appreciation on investments	270,354	189,594

Net Increase in Members' Capital
Resulting From Operations	344,762	1,505,413

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(638,828)
From return of capital	(2,055,684)	-
Net Decrease in Members' Capital	(2,055,684)	(638,828)

DECREASE FROM TRANSACTIONS IN
IN MEMBERS' CAPITAL
Proceeds from sales of members' interests	-	200,000
Redemptions as a result of tender offer	-	(4,644,474)
Payment of redemptions of members' interests	-	(200,000)
Taxes paid from members' interests	(9,648)	(19,296)
Net Decrease in Members' Interests	(9,648)	(4,663,770)

Total Decrease in Members' Capital	(1,720,570)	(3,797,185)

MEMBERS' CAPITAL

Beginning of year	16,947,282	20,744,467

End of period/year	$15,226,712	$16,947,282

The accompanying notes are an integral part of these consolidated financial statements.

4

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statement of Cash Flows

Six Months Ended September 30, 2018 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital resulting from operations	$344,762
Adjustments to reconcile net increase in members' capital resulting from operations to net cash provided by operating activities:
Net change in unrealized appreciation on investments	(270,354)
Net realized gain on investments	(198,800)
Sales of investments in Master Fund, net	2,065,332
Net investment loss allocated from Master Fund	99,806
Expenses paid by the Master Fund	18,551
Changes in operating assets and liabilities:
Prepaid expenses	(1,744)
Receivable from Adviser	3,871
Professional fees payable	3,677
Investor servicing fees payable	(944)
Accrued expenses and other liabilities	1,175

Net Cash provided by Operating Activities	2,065,332

CASH FLOWS FROM FINANCING ACTIVITIES
Taxes paid from members' interests	(9,648)
Distributions	(2,055,684)
Net Cash used in Financing Activities	(2,065,332)

Net Change in Cash	-

CASH
Beginning of year	-

End of period	$-

The accompanying notes are an integral part of these consolidated financial statements.

5

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2018 (Unaudited)

1.	Organization

City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the “TEI Fund”) and its subsidiary, Rochdale High Yield Alternative Strategies Fund (Cayman) LDC (the "Offshore Fund") together constitute the "Fund".  The TEI Fund is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.  The TEI Fund commenced investment operations on July 1, 2007. The TEI Fund’s investment objective is to generate income from investments in higher yielding investments with lower credit quality and higher volatility than the investment grade fixed income securities. “Lower credit quality” in this objective means investments rated below BBB, and “higher volatility” means the fluctuations in principal will be greater than the fluctuations in price associated with investment grade fixed income securities.

The TEI Fund invests substantially all of its investable assets in the Offshore Fund, a Cayman Islands limited duration company with the same investment objective as the TEI Fund.  The Offshore Fund in turn invests substantially all of its investable assets in City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the Offshore Fund and the TEI Fund.  The Offshore Fund serves solely as an intermediate entity through which the TEI Fund invests in the Master Fund.  The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investible assets. City National Rochdale LLC (the “Manager” or "Adviser") is the investment adviser to the Master Fund.  The Manager is also the adviser to City National Rochdale High Yield Alternative Strategies Fund, LLC, which also invests all of its investable assets with the Master Fund.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the TEI Fund’s financial statements. At September 30, 2018, the TEI Fund's beneficial ownership of the Master Fund's net assets was 48.07%.

6

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2018 (Unaudited)

1.	Organization (continued)

The TEI Fund reserves the right to reject any subscriptions for Interests in the TEI Fund.  Generally, initial and additional subscriptions for investment (or "Member Interests") in the TEI Fund by eligible Members may be accepted at such times as the TEI Fund may determine. Each Member must be a qualified investor and subscribe for a minimum initial investment in the TEI Fund of $25,000. Additional investments in the TEI Fund must be made in a minimum amount of $10,000. Brokers selling the TEI Fund may establish higher minimum investment requirements than the TEI Fund. The TEI Fund from time to time may offer to repurchase member interests in the TEI Fund at such times and on such terms as may be determined by the TEI Fund's Board in its complete and absolute discretion. TEI Fund interests must be held for at least six months after initial purchase (or for a second six-month period as described below).  Members must hold TEI Fund interests for at least six months before being eligible to request that the TEI Fund repurchase TEI Fund interests during a tender offer. If no such request is made by a Member during a tender offer, such Member must hold TEI Fund interests for a second six-month period before submitting an initial request.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the TEI Fund.

Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Fair Value Measurements

The TEI Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

7

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2018 (Unaudited)

2.	Significant Accounting Policies (continued)

Fair Value Measurements (continued)

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the TEI Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the TEI Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

For the six months ended September 30, 2018, the TEI Fund’s investment consisted entirely of an investment in the Master Fund. The fair value hierarchy of the Master Fund’s investments is disclosed in the notes to the Master Fund’s financial statements, included elsewhere in this report.

8

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2018 (Unaudited)

2.	Significant Accounting Policies (continued)

Investments Valuation

The net asset value of the TEI Fund is determined as of the close of business at the end of each month. The net asset value of the TEI Fund equals the value of the assets of the TEI Fund, less liabilities, including accrued fees and expenses.

The TEI Fund's investment in the Master Fund represents substantially all of the TEI Fund's assets.  All investments owned are carried at fair value, which is the portion of the net asset value of the Master Fund held by the TEI Fund.

The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, included elsewhere in this report.

The TEI Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

   Investment Income Recognition

Purchases and sales of investments in the Master Fund are recorded on a trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses are included in the determination of income as allocated from the Master Fund based upon its ownership interest.

Fund Expenses

The direct expenses of the TEI Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the TEI Fund’s net asset value; costs of insurance; registration expenses, expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The TEI Fund, as an investor in the Master Fund, recognizes its share of the fees and expenses of the Master Fund (including a management fee).

Income Taxes

The TEI Fund's tax year end is December 31. The TEI Fund is treated as a partnership for Federal income tax purposes, whereby each Member of the TEI Fund is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

9

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2018 (Unaudited)

2.	Significant Accounting Policies (continued)

Income Taxes (continued)

The TEI Fund has adopted authoritative guidance on uncertain tax positions. The TEI Fund recognizes the effect of tax positions when they are more likely than not of being sustained.  Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect the TEI Fund’s liquidity or future cash flows, or its treatment as a flow through entity, pursuant to relevant income tax regulations. As of September 30, 2018 the TEI Fund’s tax years 2016 through 2018 remain open and subject to examination by relevant taxing authorities.

Distribution Policy

The TEI Fund plans to make periodic distributions of its net investment income and capital gains, if any, to Members. The amount and frequency of distributions is at the sole discretion of the Board. During the six months ended September 30, 2018, the TEI Fund distributed $2,055,684 of net investment income to Members. It also paid $9,648 of taxes on behalf of its Members.

Capital Accounts

Net profits or net losses of the TEI Fund for each month are allocated to the capital accounts of Members as of the last day of each month in accordance with Members' respective investment percentage in the TEI Fund. Net profits or net losses are measured as the net change in the value of the net assets of the TEI Fund during each month, before giving effect to any repurchases of interest in the TEI Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the TEI Fund, other than in accordance with the each Members' respective investment percentage.

Prior to the end of each quarter, the TEI Fund receives Member contributions with an effective subscription date of the first day of the following month. These contributions are held by the Master Fund and have an effective investment date of the first day of the following month. The Master Fund, in turn, makes contributions to certain Hedge Funds, which have effective subscription dates of the first day of the following month. These amounts are reported as "Contributions received in advance" and "Investments made in advance", respectively.

Cash and Cash Equivalents

The TEI Fund considers all highly liquid investments with a maturity of ninety days or less at time of purchase to be cash equivalents.

10

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2018 (Unaudited)

2.	Significant Accounting Policies (continued)

Consolidation

The financial statements of the TEI Fund includes the Offshore Fund, its wholly owned subsidiary. All inter-company transactions have been eliminated in consolidation.

Subsequent Events

The TEI Fund has adopted financial reporting rules regarding subsequent events, which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions through the date the financial statements were available to be issued and determined that there were no significant subsequent events that would require adjustments to or additional disclosure in these financial statements.

3.	Commitments and Other Related Party Transactions

The Manager has contractually agreed to waive and/or reimburse the expenses of the TEI Fund and the Master Fund, to the extent needed to limit their combined annual operating expenses to 1.75% of net assets. Prior to January 1, 2017, the annual operating expenses were limited to 2.25% of net assets. To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. The TEI Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed. For the six months ended September 30, 2018, the Manager waived $19,321 of fees and expenses, which may be recouped by the Manager no later than March 31, 2022.
11

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2018 (Unaudited)

3.	Commitments and Other Related Party Transactions (continued)

The following is a schedule of when fees may be recouped by the Manager:

City National Rochdale High Yield Alternative Strategies Fund TEI LLC	Expiration
$37,704	March 31, 2019
38,225	March 31, 2020
57,605 19,321	March 31, 2021 March 31, 2022
$152,855

No accrual has been made for such contingent liability because of the uncertainty of the reimbursement from the TEI Fund.

4.	Investor Servicing Fees

The TEI Fund pays a fee to RIM Securities, LLC, an affiliate of the Manager, as Distributor to reimburse it for payments made to broker-dealers and certain financial advisers (“Investor Service Providers”) that have agreed to provide ongoing investor services to investors in the TEI Fund that are their customers. This fee is paid quarterly and in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.25% (on an annualized basis) of the aggregate value of outstanding interests held by investors that receive services from the Investment Service Provider, determined as of the last day of the calendar month (before any repurchase of Member interests); or (ii) the Distributor’s actual payments to the Investor Service Providers.
12

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2018 (Unaudited)

5.	Concentration, Liquidity and Off-Balance Sheet Risks

The Master Fund invests primarily in Hedge Funds that are illiquid securities and not registered under the 1940 Act. Such Hedge Funds invest in actively traded securities, illiquid securities, derivatives and other financial instruments using several investment strategies and investment techniques, including leverage, which may involve significant risks. The Master Fund's concentration and liquidity risks are discussed in the notes to the Master Fund's financial statements which are included elsewhere in this report.

In the normal course of business, the Hedge Funds in which the Master Fund invests trade various derivatives and financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements which are included elsewhere in this report.

6.	Investment Transactions

For the six months ended September 30, 2018, the TEI Fund's assets were invested in the Master Fund, and the TEI Fund had aggregate redemptions of $2,083,883 from the Master Fund.

7.	Tender Offer

On March 31, 2017, the TEI Fund offered to purchase up to $6,498,935 of Members’ interests in the Fund properly tendered at a price equal to the net asset value of such interests as of April 30, 2017. For Members’ interests tendered, each security holder received a promissory note entitling the security holder to a cash amount equal to the net asset value of their interests calculated as of April 30, 2017, upon the terms and subject to the conditions set forth in the Offer to Purchase dated March 30, 2017. The offer terminated at 5:00 p.m., Eastern Time, on April 28, 2017. Pursuant to the Offer to Purchase, Members’ interests of $4,644,474 were tendered and accepted by the TEI Fund.

8.	New Accounting Pronouncements

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact the changes will have on the TEI Fund and the Master Fund’s financial statements and disclosures.
13

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Financial Highlights

	Six Months Ended
	September 30, 2018		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		March 31, 2018	March 31, 2017		March 31, 2016	March 31, 2015	March 31, 2014
TOTAL RETURN
Total Return before incentive fee	2.13%	*	9.10%	13.16%		(7.04%)	2.98%	4.21%
Incentive fee (1)	-		-	0.00%	(2)	0.06%	(0.06%)	(0.09%)
Total Return after incentive fee	2.13%		9.10%	13.16%		(6.98%)	2.92%	4.12%

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period ($000's)	$ 15,227		$ 16,947	$ 20,744		$ 18,719	$ 19,759	$ 18,663
Portfolio Turnover	0.00%		31.79%	31.93%		0.15%	20.10%	23.29%

RATIO OF NET INVESTMENT LOSS
TO AVERAGE NET ASSETS

Net investment loss, before waivers and reimbursements	(1.83%)	**	(1.98%)	(2.26%)		(2.37%)	(2.36%)	(3.13%)
Net investment loss, after waivers and reimbursements	(1.58%)	**	(1.64%)	(2.07%)		(2.17%)	(2.30%)	(2.34%)

RATIO OF EXPENSES TO AVERAGE NET
ASSETS, BEFORE INCENTIVE FEE

Operating expenses, before waivers and reimbursements	2.00%	**	2.09%	2.31%		2.44%	2.31%	3.04%
Operating expenses, after waivers and reimbursements (3)	1.75%	**	1.75%	2.12%		2.25%	2.25%	2.25%

RATIO OF EXPENSES TO AVERAGE NET
ASSETS, NET OF WAIVERS AND
REIMBURSEMENTS, AFTER INCENTIVE FEE (1)

Operating expenses, after waivers and reimbursements	1.75%	**	1.75%	2.12%		2.25%	2.25%	2.25%
Incentive fee (1)	-	**	-	0.00%	(2)	(0.06%)	0.06%	0.09%
Total Operating expenses, after waivers/reimbursements
or recoupment, after incentive fee	1.75%	**	1.75%	2.12%		2.19%	2.31%	2.34%

* Not annualized

** Annualized

(1)	Effective January 1, 2017 the Fund no longer charges an incentive fee.

(2) Amount less than 0.01%

(3)	Effective January 1, 2017 the Adviser has agreed to limit operating expenses to 1.75%. Expenses were previously limited to 2.25% of average net assets. See Note 3.

Total return is calculated for all Members taken as a whole and an individual Member's return may vary from these TEI Fund returns based on the timing of capital transactions.

Total returns do not include the effect of any sales load.

Portfolio turnover represents the Master Fund's portfolio turnover for the periods above.  The ratios of expenses to average net assets do not include expenses of the Hedge Funds in which the Master Fund invests.

The expense ratios are calculated for all Members taken as a whole.  The computation of such ratios based on the amount of expenses assessed to an individual Member's capital may vary from these ratios based on the timing of capital transactions.

The accompanying notes are an integral part of these consolidated financial statements.

* * * * * *
14

City National Rochdale High Yield Alternative Strategies
Master Fund LLC

Financial Statements

September 30, 2018 (Unaudited)

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Financial Statements

September 30, 2018 (Unaudited)

Approval of Investment Management Agreement

Additional Information

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Assets, Liabilities and Members' Capital

September 30, 2018 (Unaudited)

ASSETS
Investments, at fair value (cost $26,878,402)	$31,869,618
Receivable for fund investments sold	2,647
Interest receivable	2,048

Total Assets	31,874,313

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Management fees payable	39,498
Professional fees payable	56,600
Directors' fees payable	334
Accrued expenses and other liabilities	41,601

Total Liabilities	138,033

Total Members' Capital	$31,736,280

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Operations

Six Months Ended September 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest income	$27,309

Investment Income	27,309

EXPENSES
Management fees (see Note 4)	122,675
Professional fees	58,864
Administration fees	45,813
Other Expenses	5,880
Directors' fees	1,322

Total Expenses	234,554

Net Investment Loss	(207,245)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on investments	412,710
Net change in unrealized appreciation on investments	561,283

Net Realized and Unrealized Gain on Investments	973,993

Net Increase in Members' Capital Resulting from Operations	$766,748

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statements of Changes in Members' Capital

	Six Months Ended
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
FROM OPERATIONS
Net investment loss	$(207,245)	$(482,997)
Net realized gain on investments	412,710	3,028,328
Net change in unrealized appreciation on investments	561,283	568,292

Net Increase in Members' Capital
Resulting From Operations	766,748	3,113,623

DECREASE FROM TRANSACTIONS
IN MEMBERS' CAPITAL
Proceeds from sales of members' interests (see Note 2)	10,952	2,867,469
Capital transfers to feeder funds	(4,188,935)	(9,211,458)
Net Decrease from Transactions in Members' Capital	(4,177,983)	(6,343,989)

Total Decrease in Members' Capital	(3,411,235)	(3,230,366)

MEMBERS' CAPITAL

Beginning of year	35,147,515	38,377,881

End of period/year	$31,736,280	$35,147,515

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Cash Flows

Six Months Ended September 30, 2018 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital resulting from operations	$766,748

Adjustments to reconcile net increase in members' capital
resulting from operations to net cash from operating activities:
Purchases of investments	-
Sales of investments	2,510,267
Purchases of money market fund	(11,268,423)
Sales of money market fund	12,813,744
Net change in unrealized appreciation on investments	(561,283)
Net realized gain on investments	(412,710)

Change in Operating Assets and Liabilities:
Receivable for fund investments sold	361,541
Interest receivable	1,271
Management fees payable	(3,841)
Professional fees payable	(28,811)
Directors' fees payable	(10,639)
Accrued expenses and other liabilities	10,119

Net Cash provided by Operating Activities	4,177,983

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of members' interests (see Note 2)	10,952
Capital transfers to feeder funds	(4,188,935)

Net Cash used in Financing Activities	(4,177,983)

Net Change in Cash	-

CASH
Beginning of year	-

End of period	$-

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the "TEI Fund") invests substantially all of its investable assets in the Offshore Fund, a Cayman Islands limited duration company with the same investment objective as the TEI Fund. The Offshore Fund in turn invests substantially all of its investable assets in City National City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the Offshore Fund and the TEI Fund. The Offshore Fund serves solely as an intermediate entity through which the TEI Fund invests in the Master Fund. The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investable assets.

As of September 30, 2018, the Fund owned 48.07% of the Master Fund. The schedule of investments of the Master Fund is as follows:

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments

September 30, 2018 (Unaudited)
				Redemptions
	Percentage of				Notice Period
	Members' Capital	Cost	Fair Value	Frequency	# of Days
Long-Term Alternative Investment Funds: (1)

Structured Credit - CLO:

CIFC CLO Opportunity Holdings Fund II LP	17.3%	$ 4,711,914	$ 5,493,504	*	*
(Purchased: 7/1/2017 and 8/1/2017)

Clareant Structured Credit Opportunity Fund II	36.6	8,626,618	11,619,910	Quarterly	90
(Purchased: 5/1/2014, 7/1/2014, 8/1/2014, 9/1/2014,
10/1/2014, 11/1/2014, 5/1/2017, and 9/1/2017)

Great Lakes III, LP	12.4	4,264,127	3,924,278	Quarterly	90
(Purchased: 5/1/2013, 9/1/2013, 10/1/2013, 12/1/2013,
1/1/2014, 2/1/2014, 5/1/2014, and 7/1/2014)

SEIX CLO Management LP	28.1	7,743,814	8,912,774	**	**
(Purchased: 10/1/2016)
	94.4	25,346,473	29,950,466

Liquidating Positions:

GoldenTree Partners LP (2)	1.9	213,691	600,914	***	***
(Acquired: 7/2/2007, 8/1/2007, 11/1/2007, 12/3/2007,
2/1/2008, 7/1/2012, and 8/1/2012)

Total Long-Term Alternative Investment Funds:	96.3	25,560,164	30,551,380

Short-Term Investment:

Money Market Fund:

First American Government Obligations Fund - Class Z, 1.94% (3)	4.2	1,318,238	1,318,238

Total Investments	100.5%	$ 26,878,402	$ 31,869,618

(1) All investments are non-income producing.
(2) Remaining value represents side pocket interests.
(3) 7-day yield.

* This investment is long-term and illiquid.

** SEIX CLO Management LP has a five year re-investment period and a subsequent wind down. This investment is long-term and illiquid.

*** A side pocket investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

The investments in Alternative Investments Funds shown above, representing 96.3% of net assets, have been fair valued in accordance with procedures established by the Board of Directors.

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments, Continued

September 30, 2018 (Unaudited)

Structured Credit. Structured credit strategy invests in stressed/distressed non-corporate fixed income asset classes in non-traditional markets such as residential real estate, commercial real estate and asset backed lending that have become distressed and/or undergoing structural changes, with anticipated improvement in the fundamental value of the underlying asset. Economic downturns and fundamental uncertainties can cause forced selling of securitized assets associated with such markets. In general, profits are made by identifying and investing in securities priced significantly below their intrinsic values where the strategy can maximize long-term capital appreciation from earning interest income and cash flows from current amortizing principal payments, cash flows from liquidations and from the fundamental appreciation of the underlying assets. Investing in structured credit requires deep fundamental analysis of the underlying assets and the behavior of the borrowers. Managers may invest in structured credit securities at deep discounts to fair value. Profits are realized as these securities converge to or above fair value with fundamental improvements in underlying borrowers, assets or improved technical behavior. Typically, structured credit managers will take positions in both agency and non-agency RMBS, CMBS, CLO, and other consumer and commercial loan ABS. At times, the strategy may also entail positions in other income generating assets such as life settlements and annuities, trade finance, legal settlements, whole loans, etc.

Liquidating Positions. Liquidating positions from former investment strategies remain in the Fund due to redemption restrictions placed on them by Hedge Fund Managers either at their sole discretion or for other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments, Continued

September 30, 2018 (Unaudited)

Strategy Allocation Breakdown
(as a % of total investments)

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

1.	Organization

City National Rochdale High Yield Alternative Strategies Master Fund LLC (the "Master Fund") is a closed-end, non-diversified management Investment Company that was organized as a limited liability company under the laws of the State of Delaware on September 11, 2006 and serves as a master fund in a master feeder structure. City National Rochdale High Yield Alternative Strategies Fund LLC and City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the “Feeder Funds”) serve as the feeder funds in the master feeder structure. Interests in the Master Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Fund may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of 1986, as amended, or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. The Master Fund is a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

City National Rochdale, LLC (the “Manager” or "Adviser") is the investment adviser to the Master Fund. City National Rochdale, LLC is a subsidiary of City National Bank, and each are wholly-owned subsidiaries of RBC USA Holdco Corporation, a wholly-owned indirect subsidiary of Royal Bank of Canada.

The Master Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds (“Hedge Funds" or "Investment Funds”) that  pursue a variety of high yield income generating strategies.

The Master Fund’s investment objective is to generate income from investments in higher yielding investments with lower credit quality and higher volatility than investment grade fixed income securities. “Lower credit quality” in this objective means investments rated below BBB, and “higher volatility” means the fluctuations in principal will be greater than the fluctuations in price associated with investment grade fixed income securities. Under normal circumstances, at least 80% of the Master Fund's total assets will be invested either directly, or indirectly in Investment Funds, which invest in a variety of high yield income generating investments. The Investment Funds themselves are non-income producing.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Master Fund.

Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Investments Valuation

Investments in Investment Funds are stated and recorded at fair value as determined in good faith by the Fair Value Committee in accordance with US GAAP using the Net Asset Value (“NAV”) as reported by the management of each respective alternative investment fund. Financial Accounting Standards Board (FASB) guidance provides for the use of NAV as a “Practical Expedient” for estimating fair value of alternative investments which (a) do not have a readily determinable fair value and (b) either have the attributes of an investment company or prepare their financial statements consistent with the measurement principles of an investment company. Such values generally represent the Master Fund's proportionate share of the net assets of the Investment Funds as reported by the Hedge Fund Managers. Accordingly, the value of the investments in Investment Funds are generally increased by additional contributions to the Investment Funds and the Master Fund's share of net earnings from the Investment Funds, and decreased by distributions from the Investment Funds and the Master Fund's share of net losses from the Investment Funds.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

2.	Significant Accounting Policies (continued)

Investment Valuations (continued)

The Adviser reviews the details of the reported information obtained from the Hedge Fund Managers and considers: (i) the measurement date of the NAV provided, (ii) the basis of accounting and, (iii) in instances where the basis of accounting is other than fair value, fair valuation information provided by the Hedge Fund Managers. The Adviser may make adjustments to the NAV of various Investment Funds to obtain the best estimate of fair value, which is consistent with the measurement principles of an investment company. Any determinations made by the Adviser will be reviewed and approved by the Adviser’s Fair-Value Committee, which has been designated by the Board to make all necessary fair value determinations.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Fair Value Measurements

The Master Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

2.	Significant Accounting Policies (continued)

Fair Value Measurements (continued)

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments measured using the NAV as a practical expedient are not classified within the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. See Note 3 – Investments.

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Realized gains and losses on Investment Funds are recognized using the specific identification method. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses are included in the determination of income.

Fund Expenses

The expenses of the Master Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; management fees; costs of computing the Master Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and officers; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

Income Taxes

The Master Fund’s tax year end is December 31. The Master Fund is treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Master Fund has adopted authoritative guidance on uncertain tax positions. The Master Fund recognizes the effect of tax positions when they are more likely than not of being sustained. Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect its liquidity or future cash flows. As of September 30, 2018, the Master Fund’s tax years 2016 through 2018 remain open and subject to examination by relevant taxing authorities.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

2.	Significant Accounting Policies (continued)

Subsequent Events

The Master Fund has adopted financial reporting rules regarding subsequent events, which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Master Fund’s related events and transactions through the date the financial statements were available to be issued and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Capital Accounts

Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of Members as of the last day of each month in accordance with Members' respective investment percentages of the Master Fund. Net profits or net losses are measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the Master Fund, other than in accordance with the Members' respective investment percentages.

Prior to the end of each quarter, the Master Fund receives Member contributions with an effective subscription date of the first day of the following month.

The Master Fund, in turn, makes contributions to certain Hedge Funds, which have effective subscription dates of the first day of the following month. These amounts are reported as "Contributions received in advance" and "Investments made in advance", respectively.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

3.	Investments

The following are the classes of investments grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis at September 30, 2018:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Alternative Investment Funds ^	$-	$-	$-	$30,551,380
Short-Term Investment - Money Market Fund	1,318,238	-	-	1,318,238
Total Investments	$1,318,238	$-	$-	$31,869,618

^ Alternative Investment Funds were valued using the practical expedient and have not been classified in the fair value hierarchy.

The following table presents additional information for investments measured using the NAV practical expedient:

Alternative Investment Funds	Fair Value at September 30, 2018	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Structured Credit – CLO	$5,493,504	-	*	*
Structured Credit – CLO	15,544,188	-	Quarterly	90
Structured Credit – CLO	8,912,774	-	**	**
Liquidating Positions	600,914	-	***	***
Total	$30,551,380	$-

* This investment is long-term and illiquid.

** SEIX CLO Management LP has a five year re-investment period and a subsequent wind down. This investment is long-term and illiquid.

*** A side pocket investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

4.	Commitments and Other Related Party Transactions

Management Fees

Under the supervision of the Master Fund’s Board and pursuant to an investment management agreement (“Investment Management Agreement”), City National Rochdale LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, serves as the Manager for the Master Fund. The Manager is authorized, subject to the approval of the Master Fund’s Board, to retain one or more other organizations, including its affiliates, to provide any or all of the services required to be provided by the Manager to the Master Fund or to assist in providing these services.

The Master Fund paid the Manager an investment management fee at an annual rate equal to 0.75% of the Master Fund’s month-end net assets, including assets attributable to the Manager (or its affiliates) and before giving effect to any repurchases by the Master Fund of Member interests. The investment management fee is accrued monthly and paid to the Manager out of the Master Fund’s assets.

Administration Fee

U.S. Bank Global Fund Services (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Members of the Feeder Funds; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. For its services, the Administrator receives a monthly fee from the Master Fund at an annual rate of 0.12% for the first $150 million, 0.10% for the next $150 million and 0.08% thereafter of average net assets, with a minimum annual fee of $100,000.

Expense Reimbursement

The Manager has contractually agreed to waive and/or reimburse the Master Fund’s expenses to the extent needed to limit the Master Fund’s annual operating expenses combined with the annual operating expenses of the Feeder Funds. The annual operating expenses of each Feeder Fund are limited to 1.75% of net assets. Prior to January 1, 2017 the annual operating expenses of each Feeder Fund were limited to 2.25% of net assets. To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. A Feeder Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

4.	Commitments and Other Related Party Transactions (continued)

The following is a schedule of when fees may be recouped by the Manager with respect to the Feeder Funds:

City National Rochdale High Yield Alternative Strategies Fund LLC	City National Rochdale High Yield Alternative Strategies Fund TEI LLC	Expiration
$35,122	$37,704	March 31, 2019
33,547 47,504 19,336	38,225 57,605 19,321	March 31, 2020 March 31, 2021 March 31, 2022
$135,509	$152,855

No accrual has been made for such contingent liability because of the uncertainty of the reimbursement from the Feeder Funds.

5.	Investment Risks and Uncertainties

Alternative Investments consist of non-traditional, not readily marketable investments, some of which may be structured as offshore limited partnerships, venture capital funds, hedge funds, private equity funds and common trust funds. The underlying investments of such funds, whether invested in stock or other securities, are generally not currently traded in a public market and typically are subject to restrictions on resale. Values determined by investment managers and general partners of underlying securities that are thinly traded or not traded in an active market may be based on historical cost, appraisals, a review of the investees’ financial results, financial condition and prospects, together with comparisons to similar companies for which quoted market prices are available or other estimates that require varying degrees of judgment.

Investments are carried at fair value provided by the respective alternative investment’s management. Because of the inherent uncertainty of valuations, the estimated fair values may differ significantly from the values that would have been used had a ready market for such investments existed or had such investments been liquidated, and those differences could be material.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

6.	Concentration, Liquidity and Off-Balance Sheet Risk

The Master Fund invests primarily in Hedge Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Hedge Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Hedge Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Hedge Funds' net asset value.

Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity, as described below.

Redemption restrictions exist for Hedge Funds whereby the Hedge Fund Managers may suspend redemptions either in their sole discretion or other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.

Redemptions are currently restricted for three Hedge Funds with fair value of $15,007,192 at September 30, 2018 as noted in the Schedule of Investments.

In the normal course of business, the Hedge Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Hedge Funds is limited to the value of its own investments reported in these financial statements by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

7.	Investment Transactions

For the six months ended September 30, 2018 (excluding short-term securities), the aggregate sales of investments were $2,510,267.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

8.	New Accounting Pronouncements

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact the changes will have on the Master Fund’s financial statements and disclosures.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Financial Highlights

	Six Months Ended
	September 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015	March 31, 2014

TOTAL RETURN - NET	2.33%	*	9.41%	13.53%	(6.80%)	3.39%	5.01%

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period ($000's)	$31,736		$35,148	$38,378	$34,641	$36,798	$34,701

Portfolio Turnover	0.00%		31.79%	31.93%	0.15%	20.10%	23.29%

Ratio of Net Investment
Loss to Average Net Assets	(1.27%)	**	(1.42%)	(1.81%)	(2.01%)	(1.86%)	(2.14%)

Ratio of Expenses to
Average Net Assets	1.43%	**	1.53%	1.86%	2.02%	1.86%	2.14%

* Not Annualized

** Annualized

Total return is calculated for all Members taken as a whole and an individual Member's return may vary from these Master Fund returns based on the timing of capital transactions.

Total returns do not include the effect of any sales load.

The ratios of expenses to average net assets do not include expenses of the Hedge Funds in which the Master Fund invests.

The expense ratios are calculated for all Members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual Member's capital may vary from these ratios based on the timing of capital transactions.

The ratios above do not include the proportionate share of income or loss from their investments in other funds.

The accompanying notes are an integral part of these financial statements.

* * * * * *

Additional Information

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-245-9888; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Master Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

The Board of Directors (collectively, the “Board”) of each of City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the “TEI Fund”) and City National Rochdale High Yield Alternative Strategies Fund LLC (together with the TEI Fund, the “Feeder Funds,” and together with the Master Fund and the TEI Fund the “Funds”) is comprised of six Directors, five of whom are independent of the Funds’ investment adviser (the “Independent Directors”). During the six months ended September 30, 2018, the Board and the Independent Directors approved renewal of the Funds’ advisory agreement (the “Agreement”) with City National Rochdale, LLC (the “Adviser”), as described below.

General Information

The following information summarizes the Board’s considerations associated with its review of the Agreement. In connection with its deliberations, the Board considered such information and factors as the Board members believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Board considered the nature, quality and extent of the various investment advisory and administrative services performed by the Adviser. In considering these matters, the Independent Directors discussed the approval of the Agreement with management and in private sessions with their independent counsel at which no representatives of the Adviser were present.

The Board reviewed extensive materials regarding investment results of the Adviser with respect to the Funds, advisory fee and expense comparisons, financial information with respect to the Adviser, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Funds. The Board also took into account information they received at past meetings of the Board and its committees with respect to these matters.

In deciding to renew the Agreement, the Board and the Independent Directors did not identify a single factor as controlling and this summary does not describe all of the matters considered.  In addition, each Board member did not necessarily attribute the same weight to each matter.  However, the Board and the Independent Directors concluded that each of the various factors referred to below favored such approval.

Nature, Extent and Quality of Services

In reviewing the services provided by the Adviser to the Funds, the Board considered a variety of matters, including the background, education and experience of the Adviser’s personnel; its overall financial strength and stability; its resources and efforts to retain, attract and motivate capable personnel to serve the Funds; and the overall general quality and depth of its organization.  The Board also took into account the experience, capability and integrity of the Adviser’s senior management; its investment philosophy and processes; its portfolio trading and soft dollar practices; its commitment to compliance with applicable laws and regulations and the systems in place to ensure compliance with those requirements; and its disaster recovery, cybersecurity and contingency planning practices.  The Board found all of these matters to be satisfactory.

Investment Performance

The Board assessed the performance of the Feeder Funds compared with their relevant benchmark index for the one-, three- and five-year and since inception periods ended May 31, 2018.  The Board members observed that the total returns of the Feeder Funds were higher than the return of the Funds’ benchmark, the Credit Suisse Leveraged Loan Index, for all of those periods.  The Board members also noted the Adviser’s assessment that the Funds had performed well over the past year.  The Board concluded that the Adviser continued to provide high quality management and oversight services to the Funds.

Advisory Fees and Fund Expenses

The Board reviewed information regarding the advisory fees charged by the Adviser to the Funds and the total expenses of the Funds (as a percentage of average annual net assets).  The Board noted that it was difficult to gather a peer group for comparison due to the unique investment strategy of the Funds and lack of public information regarding the Funds’ competitors.  The Board reviewed fee and expense information from samples of similarly structured closed-end funds and private funds with fund-of-funds strategies compiled by U.S. Bancorp Fund Services, LLC, the Funds’ administrator, in consultation with the Adviser, using data from Morningstar, Inc.

The Board observed that the Funds, which have annual advisory fee rates of 0.75%, compared favorably to a sample of 502 peer alternative investment funds, which had a median advisory fee rate of 1.50%.  The Board also observed that the Funds’ advisory fee rate was 0.75% lower than the 1.50% median fee rate of 83 peer funds employing a similar fund-of-funds strategy.  The Board noted that the Adviser does not manage assets of any other clients that have similar investment objectives and policies as those of the Fund, and therefore they did not have a basis to compare the Fund’s advisory fee with advisory fees charged by the Adviser to other comparable client accounts.

The Board next considered the total expense ratios of the Funds compared with those of a peer sample of 43 alternative investment funds that voluntarily report their annual net expense ratios. The Board members noted that the total expense ratios of the Feeder Funds (1.75%) were 0.54% higher than the peer group median and 0.34% higher than the peer group mean expense ratios.  The Board concluded that the advisory fees charged by the Adviser to the Funds were fair and reasonable in relation to the value of services provided, and the total expenses of each Fund continued to be reasonable in light of the services provided.

Profitability, Benefits to the Adviser and Economies of Scale

The Board considered information prepared by the Adviser relating to its costs and profits with respect to the Funds.  In doing so, the Board recognized the competitiveness of the registered fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining management stability and accountability.  Recognizing the difficulty in evaluating an investment adviser’s profitability with respect to the funds it manages in the context of an adviser with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board concluded that the profit of the Adviser from its relationship with the Funds was reasonable.

The Board also considered the benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds (other than investment advisory fees paid to the Adviser), including fees paid to the Adviser’s affiliate, RIM Securities, LLC, for providing distribution services to the Funds; benefits to the Adviser’s general wealth management business as a result of the availability of the Funds to its customers; and the intangible benefits of the Adviser’s association with the Funds. The Board noted the Adviser’s representation that no significant economies of scale with respect to the Funds had been realized in the last year. The Board also noted the Adviser’s explanation that it shares any economies of scale with Fund shareholders through means other than breakpoints, such as expense caps and fee waivers. Based on this explanation, the Board concluded that although there were no advisory fee breakpoints, the existing fee structure of the Funds reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that it will have the opportunity to periodically reexamine the appropriateness of the advisory fees payable to the Adviser in light of any economies of scale experienced in the future.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Directors concluded that the compensation payable to the Adviser with respect to the Funds pursuant to the Agreement with the Funds is fair and reasonable in light of the nature and quality of the services being provided by it to the Funds and their shareholders, and that renewal of the Agreement was in the best interest of the Funds and their shareholders.

NOTICE OF PRIVACY PRINCIPLES

The City National Rochdale funds and their affiliates know our shareholders expect and rely upon us to maintain the confidentiality and privacy of all of the information about them in our possession and control. Maintaining the trust and confidence of our shareholders is our highest priority. The funds have adopted a Privacy Policy to guide our conduct when we collect, use, maintain or release nonpublic personal information from our shareholders and prospective shareholders. Certain information regarding the Privacy Policy is summarized below.

We will obey all applicable laws respecting the privacy of nonpublic personal information and will comply with the obligations of the law respecting nonpublic personal information provided to us. A fund may obtain nonpublic personal information from and about its shareholders and prospective shareholders from different sources, including the following: (i) information we receive from shareholders and prospective shareholders directly or through their financial intermediaries, on subscription agreements, forms or other documents; (ii) information about shareholder transactions with the fund, its affiliates, or others; (iii) information about a shareholder’s transactions with nonaffiliated third parties; (iv) information from or about a shareholder collected online; and (v) information we receive from a consumer reporting agency. We collect, use and retain the information, including nonpublic personal information, about our shareholders and prospective shareholders that we believe is necessary for us to, among other things, understand and better meet their financial needs and requests, administer and maintain their accounts, provide them with our products and services, anticipate their future needs, protect them and us from fraud or unauthorized transactions, and meet legal requirements.

We may share information regarding our shareholders with our affiliates as permitted by law because some of our products and services are delivered through or in conjunction with our affiliates. We instruct our colleagues and applicable affiliates to limit the availability of all shareholder information within their respective organizations to those colleagues responsible for servicing the needs of the shareholder and those colleagues who reasonably need such information to perform their duties and as required or permitted by law.

We do provide shareholder information, including nonpublic personal information, to our vendors and other outside service providers whom we use when appropriate or necessary to perform and enhance our shareholder services. When we provide shareholder information to anyone outside our organization, we only do so as required or permitted by law. We require all of our vendors and service providers who receive shareholder information from us to agree to maintain the information in confidence, to limit the use and dissemination of the information to the purpose for which it is provided and to abide by the law. To the extent permitted by law, we undertake to advise a shareholder of any government or other legal process served on us requiring disclosure of information about that shareholder.

We generally limit our disclosure of nonpublic personal information to third parties to the following circumstances: (i) when requested to do so by the shareholder; (ii) when necessary, in our opinion, to effect, administer, or enforce a shareholder initiated transaction or a shareholder request for a product or service; and (iii) when required or permitted to do so by law or regulation, including authorized requests from government agencies and if we are the victim of fraud or otherwise suffer loss caused by the unlawful act of the shareholder.

We maintain physical, electronic, and procedural safeguards that are designed to guard all shareholder information. In addition, we educate all our colleagues about the Privacy Policy and their obligations to maintain confidentiality and privacy of shareholder information as summarized in this Notice and we take appropriate disciplinary measures to enforce these obligations.

A full copy of the funds’ Privacy Policy is available upon request from the fund. Should you have any questions regarding the Privacy Policy, please contact your investment professional or the funds at (888) 889-0799.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during the period.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  City National Rochdale High Yield Alternative Strategies Fund TEI LLC

By (Signature and Title)* /s/ Garrett R. D'Alessandro
  Garrett R. D’Alessandro, President

Date                 December 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Garrett R. D'Alessandro
  Garrett R. D’Alessandro, President

Date                    December 5, 2018

By (Signature and Title)* /s/ Mitchell Cepler
  Mitchell Cepler, Treasurer

Date                           December 5, 2018

* Print the name and title of each signing officer under his or her signature.